Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents		$ 101	$ 999
USDT		6	3,246
Prepayments and other current assets, net		211,101	207,158
Total current assets		211,208	211,403
OTHER ASSETS
Property and equipment, net		31,180	90,926
Security deposit		9,600	9,600
Total non-current assets		40,780	100,526
Total assets		251,988	311,929
CURRENT LIABILITIES
Accounts payable		331	331
Accrued expenses and other current payables		707
Total current liabilities		1,038	331
Total liabilities		1,038	331
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		651,665	651,665
Treasury shares (13,073 and 13,073 shares as of December 31, 2025 and June 30, 2026)		(1,517)	(1,517)
Deferred share compensation			(148)
Accumulated deficits		(421,316)	(360,520)
Total Yueda Digital Holding shareholders’ equity		250,950	311,598
Total equity		250,950	311,598
Total liabilities and shareholders’ equity		251,988	311,929
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	22,118	22,118
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).